Advances for Vessels Under Construction and Acquisitions - Zijishan (Table) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Zijishan B003 Newbuilding
Year of Expected Delivery				2014
Contract Construction Price	$ 3,950			$ 3,950
Contract Payments	1,580			1,580
Capitalized Costs	5			5
Total	$ 1,585	$ 0	$ 11,553	$ 1,585